Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 2.5	$ 9.0
Foreign exchange forward contracts	0.3
Total assets	2.8	9.0
Contingent consideration	214.7	363.1
Total liabilities	214.7	363.1
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	2.5	9.0
Foreign exchange forward contracts
Total assets	2.5	9.0
Contingent consideration	6.9
Total liabilities	6.9
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities
Foreign exchange forward contracts	0.3
Total assets	0.3
Contingent consideration
Total liabilities
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities
Foreign exchange forward contracts
Total assets
Contingent consideration	207.8	363.1
Total liabilities	$ 207.8	$ 363.1